Other Current Monetary Assets - Summary of Other Current Monetary Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Other Current Monetary Assets [Abstract]
Time deposits and negotiable certificates of deposit with maturities of more than three months	$ 8,157		$ 4,054
Others	1,347		1,254
Other current monetary assets	$ 9,504	$ 310	$ 5,308